COMMITMENTS AND CONTINGENCIES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Letters of credit issued to guarantee performance of a client to a third party	$ 16,300	$ 22,800
Affordable Housing Program Obligation	31,500	14,900
Commitments outstanding to extend credit	0
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	1,388	1,100	$ 1,100
Affordable housing contingent commitment	0	0
Estimated Litigation Liability	1,300	600
Commitments to Extend Credit
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding to extend credit	$ 2,000,000	$ 1,800,000